Annual Total Returns - Franklin High Yield Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF1-34 - Franklin High Yield Tax-Free Income Fund - Class A	Mar. 08, 2021
Bar Chart Table:
Annual Return 2010	2.79%
Annual Return 2011	12.51%
Annual Return 2012	11.07%
Annual Return 2013	(6.74%)
Annual Return 2014	13.86%
Annual Return 2015	3.17%
Annual Return 2016	1.14%
Annual Return 2017	3.77%
Annual Return 2018	1.88%
Annual Return 2019	7.58%